SP Funds Dow Jones Global Sukuk ETF
Schedule of Investments
as of February 29, 2024 (Unaudited)

FOREIGN GOVERNMENT SUKUK - 53.6%	Par	Value
Multi-National - 10.6%
ICDPS Sukuk Ltd., 1.81%, 10/15/2025	$800,000	$754,180
IDB Trust Services Ltd., 0.91%, 06/25/2025	2,200,000	2,081,519
Isdb Trust Services NO 2 SARL
1.26%, 03/31/2026	3,700,000	3,439,980
1.44%, 10/21/2026	2,227,000	2,043,250
3.21%, 04/28/2027	2,600,000	2,491,385
4.75%, 10/27/2027	1,400,000	1,402,786
4.60%, 03/14/2028	3,100,000	3,089,522
4.91%, 10/03/2028	2,900,000	2,950,286
		18,252,908

Sovereign - 43.0%(a)
Hong Kong Sukuk 2017 Ltd., 3.13%, 02/28/2027	1,600,000	1,535,041
KSA Sukuk Ltd.
3.63%, 04/20/2027	6,800,000	6,546,428
5.27%, 10/25/2028	3,700,000	3,761,328
4.30%, 01/19/2029	3,000,000	2,927,937
4.27%, 05/22/2029	4,400,000	4,263,516
2.97%, 10/29/2029	3,700,000	3,334,732
2.25%, 05/17/2031	3,000,000	2,500,167
4.51%, 05/22/2033	4,500,000	4,341,573
Malaysia Sovereign Sukuk Bhd.
3.04%, 04/22/2025	1,400,000	1,368,979
4.24%, 04/22/2045	700,000	645,404
Malaysia Sukuk Global Bhd.
3.18%, 04/27/2026	1,350,000	1,305,801
4.08%, 04/27/2046	700,000	630,029
Malaysia Wakala Sukuk Bhd.
2.07%, 04/28/2031	1,150,000	979,254
3.08%, 04/28/2051	700,000	518,963
Perusahaan Penerbit SBSN Indonesia III
4.33%, 05/28/2025	2,900,000	2,884,050
2.30%, 06/23/2025	1,200,000	1,156,856
4.55%, 03/29/2026	2,600,000	2,583,889
1.50%, 06/09/2026	1,800,000	1,666,373
4.15%, 03/29/2027	3,000,000	2,932,251
4.40%, 06/06/2027	2,600,000	2,552,977
4.40%, 03/01/2028	2,600,000	2,549,882
5.40%, 11/15/2028	1,500,000	1,517,808
4.45%, 02/20/2029	1,900,000	1,852,918
2.80%, 06/23/2030	1,400,000	1,234,033
2.55%, 06/09/2031	1,400,000	1,193,184
4.70%, 06/06/2032	2,200,000	2,154,229
5.60%, 11/15/2033	1,400,000	1,451,084
3.80%, 06/23/2050	1,200,000	921,934
3.55%, 06/09/2051	1,200,000	885,894
RAK Capital, 3.09%, 03/31/2025	1,400,000	1,361,773
ROP Sukuk Trust, 5.05%, 06/06/2029	1,500,000	1,498,125
Sharjah Sukuk Program Ltd.
3.85%, 04/03/2026	1,400,000	1,354,963
2.94%, 06/10/2027	1,600,000	1,480,074
4.23%, 03/14/2028	1,800,000	1,721,477
3.23%, 10/23/2029	1,440,000	1,290,269
3.89%, 04/04/2030	1,200,000	1,100,321
3.20%, 07/13/2031	1,200,000	1,030,032
6.09%, 03/19/2034	1,400,000	1,449,088
		74,482,636
TOTAL FOREIGN GOVERNMENT SUKUK (Cost $95,659,843)		92,735,544

CORPORATE SUKUK - 44.3%
Airlines - 0.5%
Unity 1 Sukuk Ltd., 2.39%, 11/03/2025	900,000	855,000

Banks - 14.1%
Adib Sukuk Co. II Ltd., 5.70%, 11/15/2028	700,000	717,175
AL Rajhi Sukuk Ltd., 4.75%, 04/05/2028	1,400,000	1,389,444
AUB Sukuk Ltd., 2.62%, 09/09/2026	1,000,000	927,429
Banque Saudi Fransi, 4.75%, 05/31/2028	1,300,000	1,280,143
Boubyan Sukuk Ltd., 3.39%, 03/29/2027	800,000	760,681
BSF Sukuk Ltd., 5.00%, 01/25/2029	1,000,000	992,370
DIB Sukuk Ltd.
2.95%, 01/16/2026	2,000,000	1,914,660
1.96%, 06/22/2026	1,400,000	1,297,961
2.74%, 02/16/2027	1,200,000	1,121,401
5.49%, 11/30/2027	1,200,000	1,217,712
4.80%, 08/16/2028	1,600,000	1,583,040
EI Sukuk Co. Ltd.
1.83%, 09/23/2025	800,000	755,944
2.08%, 11/02/2026	800,000	737,089
Fab Sukuk Co. Ltd.
1.41%, 01/14/2026	1,000,000	931,140
2.59%, 03/02/2027	800,000	747,957
4.58%, 01/17/2028	800,000	791,336
4.78%, 01/23/2029	1,200,000	1,191,116
MAR Sukuk Ltd., 2.21%, 09/02/2025	1,200,000	1,141,856
QIB Sukuk Ltd.
1.95%, 10/27/2025	1,200,000	1,132,848
5.58%, 11/22/2028	1,100,000	1,121,568
QIIB Senior Oryx Ltd., 5.25%, 01/24/2029	800,000	807,882
SIB Sukuk Co. III Ltd., 2.85%, 06/23/2025	800,000	769,541
SNB Sukuk Ltd., 2.34%, 01/19/2027	1,200,000	1,111,993
		24,442,286

Commercial Services - 3.3%
DP World Crescent Ltd.
4.85%, 09/26/2028	1,400,000	1,378,373
3.88%, 07/18/2029	1,400,000	1,310,144
3.75%, 01/30/2030	800,000	739,787
5.50%, 09/13/2033	2,200,000	2,215,831
		5,644,135

Diversified Financial Services - 1.6%
AIR Lease Corp. Sukuk Ltd., 5.85%, 04/01/2028	800,000	798,484
Aldar Investment Properties Sukuk Ltd., 4.88%, 05/24/2033	800,000	781,004
DAE Sukuk Difc Ltd., 3.75%, 02/15/2026	1,200,000	1,156,621
		2,736,109

Electric - 7.1%
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/2043	1,400,000	1,315,450
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/2044	1,400,000	1,367,548
Saudi Electricity Global Sukuk Co. 4, 4.72%, 09/27/2028	1,800,000	1,784,524
Saudi Electricity Global Sukuk Co. 5
1.74%, 09/17/2025	1,000,000	945,391
2.41%, 09/17/2030	1,000,000	854,180
Saudi Electricity Sukuk Programme Co.
4.63%, 04/11/2033	1,800,000	1,740,262
5.68%, 04/11/2053	1,100,000	1,082,969
Tabreed Sukuk SPC Ltd., 5.50%, 10/31/2025	800,000	804,184
TNB Global Ventures Capital Bhd.
3.24%, 10/19/2026	1,200,000	1,137,166
4.85%, 11/01/2028	1,200,000	1,185,341
		12,217,015

Food - 0.6%
Almarai Co. JSC, 5.23%, 07/25/2033	1,100,000	1,108,944

Investment Companies - 5.7%
Dua Capital Ltd.
1.66%, 05/11/2026	600,000	554,530
2.78%, 05/11/2031	1,000,000	854,330
KFH Sukuk Co., 5.01%, 01/17/2029	1,500,000	1,489,380
Khazanah Global Sukuk Bhd., 4.69%, 06/01/2028	1,100,000	1,084,098
Senaat Sukuk Ltd., 4.76%, 12/05/2025	600,000	593,157
Suci Second Investment Co.
6.00%, 10/25/2028	3,300,000	3,404,081
6.25%, 10/25/2033	1,800,000	1,954,188
		9,933,764

Oil & Gas - 3.8%
SA Global Sukuk Ltd.
1.60%, 06/17/2026	3,000,000	2,765,076
2.69%, 06/17/2031	4,400,000	3,767,152
		6,532,228

Pipelines - 1.3%
TMS Issuer Sarl, 5.78%, 08/23/2032	2,200,000	2,257,633

Real Estate - 4.4%
Aldar Sukuk Ltd., 4.75%, 09/29/2025	800,000	792,273
Aldar Sukuk No 2 Ltd., 3.88%, 10/22/2029	800,000	750,457
Emaar Sukuk Ltd.
3.64%, 09/15/2026	1,200,000	1,150,589
3.88%, 09/17/2029	800,000	749,046
3.70%, 07/06/2031	800,000	726,950
MAF Sukuk Ltd.
4.50%, 11/03/2025	800,000	786,574
4.64%, 05/14/2029	1,000,000	973,125
3.93%, 02/28/2030	1,000,000	933,238
5.00%, 06/01/2033	800,000	786,936
		7,649,188

Telecommunications - 1.9%
Axiata SPV2 Bhd.
4.36%, 03/24/2026	800,000	783,292
2.16%, 08/19/2030	1,000,000	834,413
Saudi Telecom Co., 3.89%, 05/13/2029	1,800,000	1,711,419
		3,329,124
TOTAL CORPORATE SUKUK (Cost $78,234,455)		76,705,426

TOTAL INVESTMENTS - 97.9% (Cost $174,283,298)		$169,440,970
Other Assets in Excess of Liabilities - 2.1%		3,617,905
TOTAL NET ASSETS - 100.0%		$173,058,875

Percentages are stated as a percent of net assets.

SA - Sociedad Anónima

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

Allocation of Portfolio Holdings by Country as of February 29, 2024
(% of Total Investments)
Cayman Islands	$100,390,167	59.3%
Indonesia	27,537,362	16.3
Luxembourg	17,674,842	10.4
Malaysia	11,881,599	7.0
Saudi Arabia	4,100,506	2.4
United Arab Emirates	2,741,809	1.6
Jersey	2,081,519	1.2
Hong Kong	1,535,041	0.9
Philippines	1,498,125	0.9
	$169,440,970	100.0%

Summary of Fair Value Exposure at February 29, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of February 29, 2024:

SP Funds Dow Jones Global Sukuk ETF
	Level 1	Level 2	Level 3	Total
Assets:
Foreign Government Sukuk	$–	$92,735,544	$–	$92,735,544
Corporate Sukuk	–	76,705,426	–	76,705,426
Total Assets	$–	$169,440,970	$–	$169,440,970

Refer to the Schedule of Investments for industry classifications.